UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2015

Date of reporting period:	4/30/2014

Item 1.	Schedule of Investments

Prudential Core Taxable Money Market Fund

Schedule of Investments

as of April 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 21.5%
Bank of America NA	0.200%		05/28/14	288,700	$288,700,000
Bank of America NA	0.210%		06/10/14	130,000	130,000,000
Bank of America NA	0.250%		11/03/14	364,000	364,000,000
Bank of Montreal	0.160%		05/28/14	259,000	259,000,000
Bank of Montreal	0.170%		06/18/14	248,000	248,000,000
Bank of Montreal	0.235	%(a)	06/18/14	289,600	289,600,000
Bank of Nova Scotia	0.234	%(a)	06/19/14	181,500	181,500,000
Bank of Nova Scotia	0.407	%(a)	11/10/14	15,000	15,014,281
Bank of Nova Scotia	0.477	%(a)	01/14/15	20,750	20,787,166
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.240%		10/14/14	271,000	271,000,000
BB&T Corp.	0.150%		05/28/14	160,650	160,653,346
BNP Paribas SA	0.470	%(a)	04/10/15	362,750	362,750,000
Branch Banking & Trust Co.	0.150%		06/26/14	373,600	373,600,000
Branch Banking & Trust Co.	0.150%		06/27/14	97,000	97,000,000
Branch Banking & Trust Co.	0.150%		07/23/14	279,000	279,000,000
Canadian Imperial Bank of Commerce	0.233	%(a)	06/13/14	223,000	223,000,000
Citibank NA	0.203	%(a)	06/05/14	342,700	342,700,000
Citibank NA	0.230%		05/09/14	277,250	277,257,389
Credit Agricole SA	0.330%		10/09/14	316,000	316,000,000
Deutsche Bank AG	0.230%		05/29/14	213,750	213,750,000
JPMorgan Chase Bank NA	0.270	%(a)	07/31/14	156,500	156,500,000
Norinchukin Bank	0.210%		07/31/14	129,710	129,710,000
Norinchukin Bank	0.220%		06/18/14	88,000	88,000,000
Rabobank Nederland	0.277	%(a)	04/14/15	321,725	321,725,000
Royal Bank of Canada	0.232	%(a)	02/12/15	40,000	40,000,000
Royal Bank of Canada	0.251	%(a)	10/17/14	176,700	176,700,000
Standard Chartered Bank	0.230%		06/20/14	23,750	23,750,656
Standard Chartered Bank	0.280%		10/27/14	72,000	72,000,000
Standard Chartered Bank	0.282	%(a)	10/16/14	270,725	270,725,000
State Street Bank & Trust Co.	0.150%		07/14/14	89,000	89,000,000
State Street Bank & Trust Co.	0.203	%(a)	10/08/14	349,700	349,700,000
Sumitomo Mitsui Banking Corp.	0.210%		07/29/14	219,720	219,720,000
Sumitomo Mitsui Banking Corp.	0.260%		10/10/14	270,725	270,725,000
Svenska Handelsbanken AB	0.410	%(a)	10/06/14	163,800	163,918,708
Swedbank AB	0.190%		06/25/14	216,000	216,000,000
Toronto-Dominion Bank (The)	0.222	%(a)	07/28/14	277,600	277,600,000
Wells Fargo Bank NA	0.140%		07/14/14	417,650	417,650,000
Wells Fargo Bank NA	0.201	%(a)	07/11/14	47,000	47,000,000
Wells Fargo Bank NA	0.202	%(a)	08/20/14	80,000	80,000,000
Wells Fargo Bank NA	0.221	%(a)	03/17/15	63,000	63,000,000
Wells Fargo Bank NA	0.222	%(a)	12/09/14	230,650	230,650,000

					8,417,386,546

COMMERCIAL PAPER — 21.0%
ABN AMRO Funding USA LLC, 144A	0.200	%(b)	05/05/14	38,000	37,999,155
ABN AMRO Funding USA LLC, 144A	0.230	%(b)	07/02/14	49,000	48,980,590
ABN AMRO Funding USA LLC, 144A	0.252	%(b)	08/05/14	165,500	165,388,767
ABN AMRO Funding USA LLC, 144A	0.311	%(b)	10/08/14	194,000	193,732,711
Caisse Centrale Desjardins du Quebec, 144A	0.170	%(b)	06/17/14	30,000	29,993,342
Caisse Centrale Desjardins du Quebec, 144A	0.236	%(a)	01/23/15	100,000	100,000,000
Caisse Centrale Desjardins du Quebec, 144A	0.246	%(a)	10/23/14	120,000	120,000,000
CDP Financial, Inc., 144A	0.140	%(b)	07/16/14	50,000	49,985,222
CDP Financial, Inc., 144A	0.150	%(b)	05/07/14	37,000	36,999,075
CDP Financial, Inc., 144A	0.150	%(b)	05/13/14	50,000	49,997,500
CDP Financial, Inc., 144A	0.160	%(b)	08/20/14	43,000	42,978,787
CDP Financial, Inc., 144A	0.160	%(b)	09/02/14	45,000	44,975,200
CDP Financial, Inc., 144A	0.190	%(b)	09/15/14	70,000	69,949,386
CDP Financial, Inc., 144A	0.190	%(b)	09/29/14	47,000	46,962,544
CDP Financial, Inc., 144A	0.200	%(b)	09/03/14	25,000	24,982,639

Commonwealth Bank of Australia, 144A	0.232	%(a)	04/23/15	421,250	421,246,418
Commonwealth Bank of Australia, 144A	0.245	%(a)	06/06/14	71,200	71,203,443
CPPIB Capital, Inc., 144A	0.140	%(b)	06/02/14	20,000	19,997,511
CPPIB Capital, Inc., 144A	0.140	%(b)	07/21/14	84,000	83,973,540
CPPIB Capital, Inc., 144A	0.140	%(b)	07/24/14	66,000	65,978,440
Credit Suisse	0.250	%(b)	09/15/14	272,000	271,741,222
DNB Bank ASA, 144A	0.231	%(a)	06/11/14	174,000	174,000,000
DNB Bank ASA, 144A	0.244	%(a)	01/16/15	287,000	287,000,000
DNB Bank ASA, 144A	0.245	%(a)	09/10/14	204,000	204,000,000
DNB Bank ASA, 144A	0.246	%(a)	11/07/14	139,000	139,000,000
General Electric Capital Corp.	0.200	%(b)	10/14/14	130,000	129,880,111
General Electric Capital Corp.	0.200	%(b)	10/20/14	140,000	139,866,222
General Electric Capital Corp.	0.200	%(b)	10/28/14	100,000	99,900,000
HSBC Bank PLC, 144A	0.215	%(a)	01/30/15	213,000	213,000,000
HSBC Bank PLC, 144A	0.237	%(a)	02/06/15	30,000	30,000,000
HSBC Bank PLC, 144A	0.266	%(a)	05/23/14	65,000	65,000,000
HSBC Bank PLC, 144A	0.730	%(a)	05/07/14	75,000	75,000,000
HSBC USA Inc.	0.240	%(b)	10/08/14	34,500	34,463,200
ING (U.S.) Funding LLC	0.205	%(b)	05/01/14	63,000	63,000,000
ING (U.S.) Funding LLC	0.235	%(b)	07/01/14	110,000	109,956,199
ING (U.S.) Funding LLC	0.235	%(b)	07/07/14	60,000	59,973,758
ING (U.S.) Funding LLC	0.300	%(b)	10/22/14	196,000	195,715,800
International Finance Corp.	0.070	%(b)	06/03/14	50,000	49,996,792
International Finance Corp.	0.070	%(b)	06/13/14	15,000	14,998,746
International Finance Corp.	0.080	%(b)	05/13/14	60,000	59,998,400
International Finance Corp.	0.080	%(b)	05/30/14	85,000	84,994,522
International Finance Corp.	0.090	%(b)	05/16/14	30,000	29,998,875
International Finance Corp.	0.090	%(b)	06/06/14	41,000	40,996,310
International Finance Corp.	0.110	%(b)	05/19/14	50,000	49,997,250
International Finance Corp.	0.110	%(b)	06/24/14	41,000	40,993,110
JP Morgan Securities LLC, 144A	0.130	%(b)	05/23/14	258,000	257,979,503
JP Morgan Securities LLC, 144A	0.140	%(b)	06/16/14	90,000	89,983,900
JP Morgan Securities LLC, 144A	0.352	%(a)	11/18/14	170,000	170,000,000
JP Morgan Securities LLC, 144A	0.352	%(a)	12/16/14	170,000	170,000,000
Nestle Finance International Ltd.	0.110	%(b)	06/09/14	195,000	194,976,762
Nestle Finance International Ltd.	0.125	%(b)	06/02/14	135,000	134,985,000
Nestle Finance International Ltd.	0.125	%(b)	06/03/14	100,000	99,988,542
Nestle Finance International Ltd.	0.125	%(b)	06/04/14	226,300	226,273,284
Nordea Bank AB, 144A	0.175	%(b)	06/24/14	129,000	128,966,137
PNC Bank NA	0.240	%(b)	07/07/14	160,000	159,928,533
PNC Bank NA	0.301	%(b)	08/25/14	294,600	294,315,220
PNC Bank NA	0.310%		01/16/15	95,000	95,000,000
PSP Capital, Inc., 144A	0.130	%(b)	06/02/14	22,000	21,997,458
PSP Capital, Inc., 144A	0.130	%(b)	07/07/14	50,000	49,987,903
PSP Capital, Inc., 144A	0.140	%(b)	05/01/14	50,000	50,000,000
PSP Capital, Inc., 144A	0.140	%(b)	05/19/14	50,000	49,996,500
PSP Capital, Inc., 144A	0.140	%(b)	05/28/14	50,000	49,994,750
PSP Capital, Inc., 144A	0.150	%(b)	07/14/14	25,000	24,992,292
PSP Capital, Inc., 144A	0.150	%(b)	07/16/14	50,000	49,984,167
PSP Capital, Inc., 144A	0.150	%(b)	07/21/14	30,000	29,989,875
Schlumberger Investment SA, 144A	0.130	%(b)	07/11/14	134,500	134,465,516
Schlumberger Investment SA, 144A	0.150	%(b)	06/25/14	181,000	180,958,521
Skandinaviska Enskilda Banken AB, 144A	0.260	%(b)	10/14/14	270,725	270,400,431
State Street Corp.	0.140	%(b)	05/01/14	75,000	75,000,000
State Street Corp.	0.140	%(b)	05/27/14	172,500	172,482,558
State Street Corp.	0.150	%(b)	06/04/14	183,000	182,974,075
Swedbank AB	0.255	%(b)	10/16/14	50,000	49,940,500
Swedbank AB	0.255	%(b)	10/17/14	173,710	173,502,055

Toyota Motor Credit Corp.	0.140	%(b)	07/15/14	177,575	177,523,207
Toyota Motor Credit Corp.	0.216	%(a)	11/26/14	78,000	78,000,000

					8,233,381,476

CORPORATE BONDS — 0.4%
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	0.234	%(a)	09/19/14	40,000	40,000,000
National Australia Bank Ltd., Sr. Unsec’d. Notes, GMTN, 144A	0.233	%(a)	09/25/14	90,000	90,000,000
National Australia Bank Ltd., Sr. Unsec’d. Notes, MTN, 144A	1.178	%(a)	07/25/14	12,000	12,027,153
New York Life Global Funding, Sec’d. Notes, 144A	0.274	%(a)	09/19/14	36,000	36,011,040

					178,038,193

MUNICIPAL BONDS — 1.5%
Gulf Coast Waste Disposal Authority	0.080	%(a)	06/01/20	27,650	27,650,000
Gulf Coast Waste Disposal Authority	0.080	%(a)	06/01/25	15,800	15,800,000
Gulf Coast Waste Disposal Authority	0.080	%(a)	12/01/25	25,000	25,000,000
Gulf Coast Waste Disposal Authority	0.080	%(a)	06/01/30	19,900	19,900,000
Hennepin Cnty. MN	0.140%		05/02/14	25,000	25,000,000
Houston, Texas Utility Sys. Rev., Adj. Rfdg., VRDN	0.110	%(a)	05/15/34	61,375	61,374,459
Illinois Finance Authority	0.080	%(a)	12/01/34	48,000	48,000,000
Leland Stanford Jr. Univ	0.090	%(c)	06/25/14	27,085	27,081,276
Mississippi St. Bus Fin. Comis. Gulf Opp. Chevron	0.070	%(a)	12/01/30	26,250	26,250,000
Mississippi St. Bus Fin. Comis. Gulf Opp. Chevron	0.070	%(a)	11/01/35	7,900	7,900,000
Mississippi St. Bus Fin. Comis. Gulf Opp. Chevron	0.070	%(a)	11/01/35	65,350	65,350,000
University of Texas, VRDN	0.100	%(a)	08/01/34	14,635	14,635,000
University of Texas Permanent Univ. Fund	0.130%		05/05/14	25,000	24,999,834
University of Texas Permanent Univ. Fund	0.140%		06/02/14	25,000	24,998,668
University of Texas Permanent Univ. Fund Syst., Series A, VRDN	0.100	%(a)	07/01/37	63,765	63,765,000
University of Texas Sys.	0.120%		07/11/14	17,200	17,200,000
University of Texas Sys. Rev., Rfdg., Series B, VRDN	0.110	%(a)	08/01/33	96,035	96,035,000

					590,939,237

OTHER CORPORATE OBLIGATIONS — 3.7%
BNP Paribas SA, Bank Gtd. Notes	3.250%		03/11/15	9,612	9,838,408
Commonwealth Bank of Australia, Sr. Unsec’d. Notes	1.950%		03/16/15	43,925	44,533,309
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.152	%(a)	01/14/15	305,700	305,712,674
Ontario (Province of), Sr. Unsec’d. Notes	4.100%		06/16/14	50,000	50,251,509
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.394	%(a)	09/19/14	102,420	102,479,626
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.854	%(a)	07/09/14	120,210	120,357,832
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.460	%(a)	01/06/15	200,000	200,311,688
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes	0.527	%(a)	07/14/14	60,770	60,810,967
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.230	%(a)	10/08/14	228,250	228,250,000
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.326	%(a)	01/15/15	10,000	10,006,145
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.227	%(a)	01/14/15	161,700	161,700,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.403	%(a)	06/01/14	165,000	165,722,747

					1,459,974,905

TIME DEPOSITS — 6.1%
Australia & New Zealand Banking Group Ltd.	0.230%		05/05/14	335,000	335,000,000
Australia & New Zealand Banking Group Ltd.(f)	0.250%		05/20/14	475,000	475,000,000
Australia & New Zealand Banking Group Ltd.(f)	0.250%		05/20/14	150,000	150,000,000
Natixis	0.090%		05/01/14	29,970	29,970,000
U.S. Bank National Association	0.110%		05/01/14	550,000	550,000,000
U.S. Bank National Association	0.150%		05/01/14	362,265	362,265,000
U.S. Bank National Association	0.150%		05/01/14	481,839	481,839,000

					2,384,074,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.3%
Federal Farm Credit Bank	0.152	%(a)	03/26/15	25,000	25,008,236
Federal Home Loan Bank	0.045	%(b)	06/19/14 - 06/23/14	149,000	148,990,374
Federal Home Loan Bank	0.050	%(b)	06/24/14	86,000	85,993,550
Federal Home Loan Bank	0.054	%(b)	06/25/14	354,200	354,170,778

Federal Home Loan Bank	0.057%(b)	07/30/14	100,000	99,985,750
Federal Home Loan Bank	0.060%(b)	05/05/14-08/25/14	195,000	194,987,284
Federal Home Loan Bank	0.069%(b)	05/23/14	14,000	13,999,410
Federal Home Loan Bank	0.070%(b)	07/25/14	190,000	189,968,597
Federal Home Loan Bank	0.075%(b)	05/02/14	832,600	832,598,273
Federal Home Loan Bank	0.077%(a)	06/18/14-07/18/14	576,000	576,000,000
Federal Home Loan Bank	0.079%(b)	05/16/14-06/20/14	960,000	959,917,644
Federal Home Loan Bank	0.080%(b)	06/06/14-06/11/14	177,015	177,000,120
Federal Home Loan Bank	0.082%(a)	06/27/14	25,000	25,000,248
Federal Home Loan Bank	0.083%(b)	06/18/14	172,000	171,981,195
Federal Home Loan Bank	0.085%(b)	05/07/14-05/14/14	1,591,700	1,591,660,832
Federal Home Loan Bank	0.090%(b)	05/09/14	953,000	952,980,900
Federal Home Loan Bank	0.092%(a)	05/01/14-11/18/14	690,500	690,491,769
Federal Home Loan Bank	0.093%(a)	06/12/14-08/12/14	498,000	497,993,496
Federal Home Loan Bank	0.097%(a)	08/19/14-08/20/14	480,000	480,000,000
Federal Home Loan Bank	0.098%(a)	12/08/14	324,600	324,594,979
Federal Home Loan Bank	0.100%(a)	07/10/14	209,650	209,647,878
Federal Home Loan Bank	0.102%(a)	06/23/14-04/02/15	1,056,200	1,056,167,710
Federal Home Loan Bank	0.103%(a)	12/12/14	100,000	99,994,334
Federal Home Loan Bank	0.112%(a)	12/09/14	273,700	273,700,000
Federal Home Loan Bank	0.114%(b)	08/06/14	288,150	288,061,622
Federal Home Loan Bank	0.115%(a)	08/10/15	213,750	213,743,562
Federal Home Loan Bank	0.120%	06/30/14-08/13/14	280,000	279,993,671
Federal Home Loan Bank	0.132%(a)	06/25/14	400,000	400,031,294
Federal Home Loan Bank	0.136%(a)	11/18/14-02/18/15	369,000	368,992,991
Federal Home Loan Mortgage Corp.	0.132%(a)	10/16/15	93,000	93,014,394
Federal Home Loan Mortgage Corp.	0.141%(a)	07/17/15	434,000	434,162,283
Federal National Mortgage Association	0.077%(b)	05/07/14	100,000	99,998,717
Federal National Mortgage Association	0.080%(b)	05/27/14	212,700	212,687,711
Federal National Mortgage Association	0.123%(a)	08/05/15	185,500	185,524,881
Federal National Mortgage Association	0.132%(a)	06/20/14	55,000	55,001,930

				12,664,046,413

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bills	0.050%(b)	05/29/14	200,000	199,992,222
U.S. Treasury Bills	0.108%(b)	05/15/14	211,500	211,491,117
U.S. Treasury Notes	2.250%	05/31/14	537,650	538,615,546
U.S. Treasury Notes	2.625%	07/31/14	168,000	169,087,083

				1,119,185,968

REPURCHASE AGREEMENTS(h) — 11.3%
Barclays Capital, Inc. 0.04%, dated 04/28/14, due 05/05/14 in the amount of $436,364,394			436,361	436,361,000

Barclays Capital, Inc. 0.04%, dated 04/24/14, due 05/01/14 in the amount of $454,003,531	454,000	454,000,000
Barclays Capital, Inc. 0.04%, dated 04/29/14, due 05/06/14 in the amount of $225,501,754	225,500	225,500,000
Barclays Capital, Inc. 0.05%, dated 04/30/14, due 05/07/14 in the amount of $454,004,414	454,000	454,000,000
BNP Paribas Securities Corp. 0.06%, dated 04/30/14, due 05/01/14 in the amount of $115,000,192	115,000	115,000,000
Deutsche Bank Securities, Inc. 0.05%, dated 04/30/14, due 05/01/14 in the amount of $743,760,033	743,759	743,759,000
Deutsche Bank Securities, Inc. 0.06%, dated 04/30/14, due 05/01/14 in the amount of $283,300,472	283,300	283,300,000
Federal Reserve Bank of New York 0.05%, dated 04/30/14, due 05/01/14 in the amount of $150,000,208	150,000	150,000,000
Goldman Sachs & Co. 0.05%, dated 04/29/14, due 05/06/14 in the amount of $635,231,176	635,225	635,225,000
Goldman Sachs & Co. 0.05%, dated 04/30/14, due 05/07/14 in the amount of $225,405,191	225,403	225,403,000
HSBC Securities (USA), Inc. 0.04%, dated 04/24/14, due 05/01/14 in the amount of $454,003,531	454,000	454,000,000
HSBC Securities (USA), Inc. 0.06%, dated 04/30/14, due 05/01/14 in the amount of $239,258,399	239,258	239,258,000

		4,415,806,000

TOTAL INVESTMENTS —100.7% (amortized cost $39,462,832,738)(g)		39,462,832,738
Liabilities in excess of other assets — (0.7)%		(263,734,501)

NET ASSETS — 100.0%		$39,199,098,237

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
VRDN	Variable Rate Demand Notes
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(b)	Represents zero coupon or step bond. Rate quoted represents yield-to-maturity at purchase date.
(c)	Represents zero coupon or step bond. Rate quoted represents effective yield at April 30, 2014.
(f)	Indicates a security or securities that have been deemed illiquid.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(h)	The aggregate value of Repurchase Agreements is $4,415,806,000. Repurchase Agreements are collateralized by $98,675,600 in cash, FHLB (coupon rates 0.00% — 5.50%, maturity dates 05/01/14 — 07/15/36), FHLMC (coupon rates 0.00% — 7.00%, maturity dates 12/19/14 — 04/01/44), FNMA (coupon rates 0.00% — 8.28%, maturity dates 06/27/14 — 04/01/44), GNMA (coupon rates 2.03% — 6.00%, maturity dates 03/15/23 — 04/20/60) and U.S. Treasury Securities (coupon rates 0.13% — 4.75%, maturity dates 08/15/14 — 02/15/41), with the aggregate value, including accrued interest, of $4,499,175,133. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$8,417,386,546	$—
Commercial Paper	—	8,233,381,476	—
Corporate Bonds	—	178,038,193	—
Municipal Bonds	—	590,939,237	—
Other Corporate Obligations	—	1,459,974,905	—
Time Deposits	—	2,384,074,000	—
U.S. Government Agency Obligations	—	12,664,046,413	—
U.S. Treasury Obligations	—	1,119,185,968	—
Repurchase Agreements	—	4,415,806,000	—

Total	$—	$39,462,832,738	$—

Prudential Core Short-Term Bond Fund

Schedule of Investments

as of April 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.6%
ASSET-BACKED SECURITIES — 39.6%
Non-Residential Mortgage-Backed Securities — 24.8%
Ally Auto Receivables Trust, Series 2010-5, Class A4	1.750%		03/15/16	2,383	$2,393,161
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	4,777	4,786,477
Ally Auto Receivables Trust, Series 2012-2, Class A3	0.740%		04/15/16	7,199	7,210,024
Ally Auto Receivables Trust, Series 2013-1, Class A3	0.630%		05/15/17	8,400	8,414,944
Ally Auto Receivables Trust, Series 2013-2, Class A3	0.790%		01/15/18	5,000	5,015,560
Ally Auto Receivables Trust, Series 2013-SN1, Class A2	0.520%		05/20/15	3,638	3,637,882
Ally Auto Receivables Trust, Series 2014-SN1, Class A2A	0.520%		10/20/16	7,000	7,001,064
American Express Credit Account Master Trust, Series 2008-6, Class A	1.352	%(a)	02/15/18	18,033	18,268,926
American Express Credit Account Master Trust, Series 2012-2, Class A	0.680%		03/15/18	600	601,285
American Express Credit Account Master Trust, Series 2012-3, Class A	0.302	%(a)	03/15/18	20,700	20,697,288
American Express Credit Account Master Trust, Series 2013-1, Class A	0.572	%(a)	02/16/21	27,800	27,929,826
American Express Credit Account Master Trust, Series 2013-3, Class A	0.980%		05/15/19	4,250	4,250,319
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	0.392	%(a)	05/15/20	18,000	17,962,362
Bank of America Credit Card Trust, Series 2007-A1, Class A1	5.170%		06/15/19	2,500	2,770,780
Bank of America Credit Card Trust, Series 2007-A3, Class A3	0.172	%(a)	11/15/16	1,000	999,935
Bank of America Credit Card Trust, Series 2007-A4, Class A4	0.192	%(a)	11/15/19	21,227	21,014,093
Bank of America Credit Card Trust, Series 2014-A1, Class A	0.532	%(a)	06/15/21	15,129	15,150,574
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	6,326	6,335,620
CarMax Auto Owner Trust, Series 2011-3, Class A3	1.070%		06/15/16	4,838	4,849,295
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	7,057	7,074,918
CarMax Auto Owner Trust, Series 2013-1, Class A2	0.420%		03/15/16	3,934	3,934,654
CarMax Auto Owner Trust, Series 2013-2, Class A3	0.640%		01/16/18	15,000	15,020,520
CarMax Auto Owner Trust, Series 2014-1, Class A2	0.470%		02/15/17	9,000	9,004,086
Chase Issuance Trust, Series 2007-A2, Class A2	0.202	%(a)	04/15/19	2,450	2,435,481
Chase Issuance Trust, Series 2007-A3, Class A3	5.230%		04/15/19	22,846	25,423,029
Chase Issuance Trust, Series 2012-A9, Class A9	0.302	%(a)	10/15/17	40,925	40,937,073
Chase Issuance Trust, Series 2013-A6, Class A6	0.572	%(a)	07/15/20	20,000	20,062,540
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	2,000	2,003,506
Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A2, 144A	0.610%		11/15/16	17,000	17,017,714
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A2, 144A	0.560%		12/15/16	2,000	2,002,112
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class A2, 144A	0.490%		02/15/17	8,000	8,003,384
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9	5.100%		11/20/17	1,105	1,182,589
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3	5.300%		03/15/18	15,061	16,340,296
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	6,030	6,868,785
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.432	%(a)	05/24/18	18,800	18,794,999

Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4	0.572	%(a)	07/24/20	10,000	10,037,440
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6	1.320%		09/07/18	15,000	15,139,320
Citibank Credit Card Issuance Trust, Series 2013-A11, Class A11	0.393	%(a)	02/07/18	13,023	13,030,488
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	5,800	5,782,681
Discover Card Execution Note Trust, Series 2010-A2, Class A2	0.732	%(a)	03/15/18	25,225	25,376,224
Discover Card Execution Note Trust, Series 2011-A3, Class A	0.362	%(a)	03/15/17	2,000	2,000,996
Discover Card Execution Note Trust, Series 2012-A1, Class A1	0.810%		08/15/17	3,650	3,663,341
Discover Card Execution Note Trust, Series 2012-A3, Class A3	0.860%		11/15/17	1,500	1,506,940
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.352	%(a)	01/15/18	21,500	21,513,136
Discover Card Execution Note Trust, Series 2013-A3, Class A3	0.332	%(a)	10/15/18	23,200	23,193,921
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.582	%(a)	07/15/21	11,300	11,332,001
Discover Card Execution Note Trust, Series 2014-A3, Class A3	1.220%		10/15/19	1,900	1,899,514
Fifth Third Auto Trust, Series 2014-1, Class A2	0.460%		08/15/16	21,000	21,005,187
Ford Credit Auto Lease Trust, Series 2013-A, Class A2	0.460%		05/15/15	6,955	6,955,527
Ford Credit Auto Lease Trust, Series 2014-A, Class A2B	0.332	%(a)	10/15/16	3,400	3,399,711
Ford Credit Auto Owner Trust, Series 2012-A, Class A3	0.840%		08/15/16	3,247	3,253,799
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	3,905	3,913,521
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	7,900	7,910,412
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	7,100	7,109,855
Ford Credit Auto Owner Trust, Series 2014-A, Class A2	0.480%		11/15/16	10,000	10,003,440
GE Capital Credit Card Master Note Trust, Series 2012-4, Class A	0.452	%(a)	06/15/18	50,000	50,000,000
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 144A	1.040%		09/21/15	3,247	3,254,389
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/24/16	12,000	12,022,812
GM Financial Leasing Trust, Series 2014-1A, Class A2, 144A	0.610%		07/20/16	15,000	15,004,530
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	4,422	4,431,339
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	17,700	17,721,665
Honda Auto Receivables Owner Trust, Series 2013-3, Class A2	0.540%		01/15/16	12,701	12,713,505
Hyundai Auto Lease Securitization Trust, Series 2014-A, Class A2, 144A	0.520%		07/15/16	17,000	17,007,140
Hyundai Auto Receivables Trust, Series 2014-A, Class A2	0.460%		01/16/17	8,000	8,004,832
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	0.490%		06/15/15	25,653	25,658,528
Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A2	0.530%		09/15/15	13,600	13,607,820
MMCA Automobile Trust, Series 2014-A, Class A2, 144A	0.590%		11/15/16	2,300	2,299,944
Nissan Auto Lease Trust, Series 2013-A, Class A2B	0.282	%(a)	09/15/15	19,256	19,254,786
Nissan Auto Lease Trust, Series 2013-B, Class A2B	0.422	%(a)	01/15/16	4,800	4,804,642
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A3	0.950%		02/15/16	7,710	7,729,899
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	0.730%		05/15/16	1,622	1,624,922

Porsche Innovative Lease Owner Trust, Series 2013-1, Class A2, 144A	0.540%		01/22/16	18,300	18,315,994
SLM Student Loan Trust, Series 2013-6, Class A1	0.432	%(a)	02/25/19	15,323	15,327,614
SLM Student Loan Trust, Series 2014-1, Class A1	0.432	%(a)	05/25/19	14,883	14,879,548
TAL Advantage LLC, Series 2006-1A, Class Note, 144A	0.342	%(a)	04/20/21	2,000	1,977,718
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	10,865	10,878,628
Volkswagen Auto Lease Trust, Series 2014-A, Class A2B	0.362	%(a)	10/20/16	6,000	6,000,462
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3	0.850%		08/22/16	17,696	17,741,724
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640%		04/16/18	3,600	3,605,224
World Omni Auto Receivables Trust, Series 2013-B, Class A3	0.830%		08/15/18	20,500	20,543,624

					897,833,844

Residential Mortgage-Backed Securities — 14.8%
ABFC Trust, Series 2003-AHL1, Class A1	4.184%		03/25/33	586	585,150
ABFC Trust, Series 2003-OPT1, Class A3	0.832	%(a)	04/25/33	961	899,154
ABFC Trust, Series 2004-HE1, Class M1	1.052	%(a)	03/25/34	1,385	1,273,517
ABFC Trust, Series 2004-OPT5, Class A4	1.402	%(a)	06/25/34	7,866	7,302,411
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.502	%(a)	01/25/35	1,917	1,860,708
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	2.702	%(a)	11/25/33	140	117,535
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.202	%(a)	12/25/33	3,056	2,868,523
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.052	%(a)	09/25/33	627	583,418
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.932	%(a)	04/25/34	5,364	5,003,287
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-2, Class A1	0.752	%(a)	06/25/34	263	259,546
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.502	%(a)	02/25/33	9,199	8,676,218
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-8, Class M1	1.202	%(a)	10/25/33	3,999	3,618,830
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-9, Class AV2	0.832	%(a)	09/25/33	360	338,444
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	0.892	%(a)	12/25/33	497	479,158
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1	1.277	%(a)	01/25/34	701	651,387
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R5, Class M1	1.022	%(a)	07/25/34	882	777,275
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.112	%(a)	09/25/34	15,240	15,090,770
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class A1B	0.412	%(a)	05/25/35	897	892,536
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF4	5.444%		11/25/35	1,410	1,404,789
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF5	4.804%		11/25/35	1,808	1,793,272
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	0.482	%(a)	01/25/36	254	248,922
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	1.952	%(a)	07/25/32	103	64,804
Argent Securities, Inc., Series 2003-W2, Class M4	5.777	%(a)	09/25/33	1,000	932,392
Argent Securities, Inc., Series 2003-W3, Class M2	2.852	%(a)	09/25/33	12,586	12,116,183
Argent Securities, Inc., Series 2003-W5, Class M1	1.202	%(a)	10/25/33	95	92,201
Argent Securities, Inc., Series 2003-W7, Class A2	0.932	%(a)	03/25/34	266	246,345

Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.352	%(a)	10/25/33	4,501	4,374,955
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1	1.052	%(a)	04/25/34	440	412,652
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV2	0.602	%(a)	05/25/34	488	462,121
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	0.702	%(a)	05/25/34	1,157	1,124,771
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M1	0.977	%(a)	05/25/34	18,431	17,394,520
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.112	%(a)	05/25/34	211	207,307
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M2	3.002	%(a)	09/15/33	402	323,478
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	0.832	%(a)	11/25/33	193	179,001
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.202	%(a)	01/15/34	1,716	1,649,290
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	0.977	%(a)	04/25/34	352	328,281
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	0.962	%(a)	06/25/34	396	368,496
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.052	%(a)	08/25/34	4,738	4,424,103
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE10, Class M1	1.127	%(a)	12/25/34	1,216	1,132,267
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	0.972	%(a)	06/25/43	1,094	919,243
Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1	0.802	%(a)	06/25/34	4,030	3,785,672
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.052	%(a)	03/25/34	6,799	6,349,689
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1	1.202	%(a)	11/25/33	4,929	4,572,915
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.127	%(a)	03/25/34	1,747	1,641,095
Chase Funding Trust, Series 2002-2, Class 2A1	0.652	%(a)	05/25/32	404	388,218
Chase Funding Trust, Series 2003-1, Class 2A2	0.812	%(a)	11/25/32	628	592,124
Chase Funding Trust, Series 2003-2, Class 2A2	0.712	%(a)	02/25/33	423	394,974
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	0.872	%(a)	10/25/34	359	359,001
Conseco Finance Corp., Series 2001-C, Class M1	0.852	%(a)	08/15/33	764	723,199
Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	1.277	%(a)	03/25/32	135	124,333
Countrywide Asset-Backed Certificates, Series 2003-2, Class 3A	0.652	%(a)	08/26/33	732	654,913
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.202	%(a)	07/25/33	356	335,039
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.902	%(a)	03/25/34	1,508	1,435,175
Countrywide Asset-Backed Certificates, Series 2004-ECC1, Class M1	1.097	%(a)	11/25/34	3,365	3,236,737
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1	0.772	%(a)	01/25/32	1,656	1,535,039
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE25, Class M1	1.752	%(a)	03/25/32	510	476,212
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.172	%(a)	11/25/33	1,273	1,206,206
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB3, Class M1	0.932	%(a)	03/25/34	611	567,210

Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	3.002	%(a)	12/25/32	135	94,360
Equifirst Mortgage Loan Trust, Series 2004-2, Class M1	0.977	%(a)	10/25/34	1,909	1,803,761
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860	%(a)	08/25/33	113	111,941
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.022	%(a)	11/25/34	11,482	10,480,552
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	0.872	%(a)	08/25/34	437	404,320
First NLC Trust, Series 2005-2, Class M1	0.632	%(a)	09/25/35	2,500	2,330,910
Fremont Home Loan Trust, Series 2003-B, Class M1	1.202	%(a)	12/25/33	672	634,614
Fremont Home Loan Trust, Series 2004-1, Class M1	0.827	%(a)	02/25/34	2,015	1,820,830
Fremont Home Loan Trust, Series 2004-2, Class M1	1.007	%(a)	07/25/34	853	757,468
Fremont Home Loan Trust, Series 2004-B, Class M1	1.022	%(a)	05/25/34	5,754	5,292,213
Fremont Home Loan Trust, Series 2004-C, Class M1	1.127	%(a)	08/25/34	7,012	6,477,217
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	0.512	%(a)	10/25/35	1,689	1,617,317
GSAMP Trust, Series 2003-FM1, Class M2	2.927	%(a)	03/20/33	121	100,227
GSAMP Trust, Series 2004-FM1, Class M1	1.127	%(a)	11/25/33	8,427	8,173,917
GSAMP Trust, Series 2004-FM1, Class M2	2.252	%(a)	11/25/33	170	154,079
GSAMP Trust, Series 2004-NC1, Class M1	0.977	%(a)	03/25/34	3,477	3,238,724
Home Equity Asset Trust, Series 2002-3, Class M1	1.502	%(a)	02/25/33	1,065	1,011,492
Home Equity Asset Trust, Series 2002-4, Class M1	1.652	%(a)	03/25/33	950	905,137
Home Equity Asset Trust, Series 2003-2, Class M1	1.472	%(a)	08/25/33	1,814	1,748,258
Home Equity Asset Trust, Series 2003-3, Class M1	1.442	%(a)	08/25/33	1,962	1,836,521
Home Equity Asset Trust, Series 2003-4, Class M1	1.352	%(a)	10/25/33	9,478	8,732,838
Home Equity Asset Trust, Series 2003-8, Class M1	1.232	%(a)	04/25/34	792	746,265
Home Equity Asset Trust, Series 2004-1, Class M1	1.097	%(a)	06/25/34	14,057	13,023,679
Home Equity Asset Trust, Series 2004-2, Class M1	0.947	%(a)	07/25/34	3,978	3,692,279
Home Equity Asset Trust, Series 2004-3, Class M1	1.007	%(a)	08/25/34	2,754	2,576,637
Home Equity Asset Trust, Series 2005-3, Class M2	0.812	%(a)	08/25/35	345	344,497
HSBC Home Equity Loan Trust, Series 2005-3, Class A1	0.412	%(a)	01/20/35	154	153,198
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	0.432	%(a)	01/20/36	8,159	8,117,914
HSBC Home Equity Loan Trust, Series 2006-1, Class M2	0.452	%(a)	01/20/36	743	735,323
HSBC Home Equity Loan Trust, Series 2006-2, Class M1	0.422	%(a)	03/20/36	3,318	3,290,065
HSBC Home Equity Loan Trust, Series 2006-2, Class M2	0.442	%(a)	03/20/36	4,796	4,736,432
HSBC Home Equity Loan Trust, Series 2006-3, Class A4	0.392	%(a)	03/20/36	7,997	7,917,830
HSBC Home Equity Loan Trust, Series 2007-1, Class AS	0.352	%(a)	03/20/36	466	461,278
HSBC Home Equity Loan Trust, Series 2007-1, Class M1	0.532	%(a)	03/20/36	430	413,359
HSBC Home Equity Loan Trust, Series 2007-2, Class A4	0.452	%(a)	07/20/36	400	391,149
HSBC Home Equity Loan Trust, Series 2007-2, Class M2	0.522	%(a)	07/20/36	1,000	917,373
HSBC Home Equity Loan Trust, Series 2007-3, Class A4	1.652	%(a)	11/20/36	5,360	5,394,979
HSBC Home Equity Loan Trust, Series 2007-3, Class M2	2.652	%(a)	11/20/36	3,500	3,419,052
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	0.402	%(a)	03/25/36	1,400	1,079,828
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1	1.277	%(a)	07/25/33	1,987	1,847,169
Long Beach Mortgage Loan Trust, Series 2003-4, Class M1	1.172	%(a)	08/25/33	3,033	2,848,328
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.902	%(a)	02/25/34	29,430	27,601,750
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.682	%(a)	06/25/34	9,373	8,839,545
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.007	%(a)	07/25/34	10,451	10,040,417
Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.852	%(a)	09/25/34	806	745,456
Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.852	%(a)	09/25/34	170	158,420

Mastr Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	0.977	%(a)	10/25/34	2,056	1,921,310
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2, Class M2	3.002	%(a)	02/25/34	251	258,251
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class A1A	0.952	%(a)	08/25/35	51	47,923
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.352	%(a)	08/25/35	1,382	1,309,975
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC1, Class M2	1.804	%(a)	10/25/34	2,307	2,123,987
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-NC6, Class M1	1.652	%(a)	11/25/32	744	696,578
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.352	%(a)	05/25/33	3,118	2,906,527
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	1.427	%(a)	04/25/33	5,623	5,431,566
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M3	3.602	%(a)	04/25/33	195	113,276
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.202	%(a)	09/25/33	2,226	2,096,681
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M2	2.777	%(a)	09/25/33	231	205,399
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.172	%(a)	10/25/33	507	475,031
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	0.892	%(a)	01/25/34	1,253	1,209,613
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.097	%(a)	06/25/34	1,488	1,388,414
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE7, Class M1	1.052	%(a)	08/25/34	3,607	3,388,432
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A4	0.912	%(a)	09/25/34	469	428,631
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1	1.112	%(a)	09/25/34	19,810	17,809,032
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.202	%(a)	12/25/33	1,735	1,668,797
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.052	%(a)	05/25/34	921	833,395
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.067	%(a)	07/25/34	2,011	1,914,771
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1	1.502	%(a)	03/25/33	988	947,178
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M3	3.527	%(a)	03/25/33	87	64,432
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	1.277	%(a)	05/25/32	888	832,551
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.132	%(a)	02/25/33	2,205	2,084,802
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class M2	3.152	%(a)	02/25/33	360	303,628
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1	1.562	%(a)	10/25/32	923	861,884
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M2	2.552	%(a)	10/25/32	188	154,633
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.277	%(a)	10/25/33	6,081	5,883,769
New Century Home Equity Loan Trust, Series 2003-6, Class M1	1.232	%(a)	01/25/34	10,061	9,327,869
New Century Home Equity Loan Trust, Series 2004-1, Class M1	1.037	%(a)	05/25/34	6,999	6,548,598

New Century Home Equity Loan Trust, Series 2004-2, Class A4	1.252	%(a)	08/25/34	2,714	2,579,465
New Century Home Equity Loan Trust, Series 2004-3, Class M1	1.082	%(a)	11/25/34	12,150	11,160,129
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.917	%(a)	02/25/35	17,258	15,808,133
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-6, Class M1	1.277	%(a)	11/25/32	202	184,787
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2, Class A2	0.752	%(a)	04/25/33	1,579	1,446,208
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-5, Class A2	0.792	%(a)	08/25/33	661	617,610
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-6, Class A2	0.812	%(a)	11/25/33	1,889	1,755,964
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.052	%(a)	01/25/34	2,068	1,923,147
Option One Mortgage Loan Trust, Series 2004-2, Class M1	0.947	%(a)	05/25/34	5,430	4,983,630
Option One Mortgage Loan Trust, Series 2005-3, Class M1	0.622	%(a)	08/25/35	2,460	2,326,584
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2	0.832	%(a)	09/25/34	942	930,278
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.895%		09/25/34	1,124	1,076,957
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3	0.432	%(a)	05/25/36	1,860	1,684,076
Quest Trust, Series 2006-X2, Class A2, 144A	0.442	%(a)	08/25/36	6,000	4,440,768
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	1.012	%(a)	06/25/33	388	365,107
Renaissance Home Equity Loan Trust, Series 2004-1, Class M2	1.402	%(a)	05/25/34	408	305,762
Residential Asset Mortgage Product, Series 2004-RS3, Class AI4	5.335%		03/25/34	721	766,108
Residential Asset Mortgage Product, Series 2004-RS8, Class AI5	5.980%		08/25/34	13,579	14,104,150
Residential Asset Securities Corp., Series 2003-KS11, Class AI5	5.550%		01/25/34	4,600	4,824,002
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	4,000	4,231,356
Residential Asset Securities Corp., Series 2004-KS3, Class AI5	4.770%		04/25/34	7,750	8,125,658
Residential Asset Securities Corp., Series 2004-KS5, Class AI5	5.600%		06/25/34	10,308	10,567,081
Residential Asset Securities Corp., Series 2006-KS1, Class A4	0.452	%(a)	02/25/36	470	453,691
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.247	%(a)	03/25/32	4,053	3,803,862
Saxon Asset Securities Trust, Series 2001-2, Class M1	0.947	%(a)	03/25/31	633	525,204
Saxon Asset Securities Trust, Series 2001-3, Class M1	1.322	%(a)	07/25/31	241	223,462
Saxon Asset Securities Trust, Series 2003-2, Class AF5	5.022%		08/25/32	2,609	2,660,863
Saxon Asset Securities Trust, Series 2003-3, Class M2	2.552	%(a)	12/25/33	130	110,485
Saxon Asset Securities Trust, Series 2004-2, Class AF3	5.005	%(a)	08/25/35	4,520	4,558,452
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.612	%(a)	11/25/35	7,309	7,141,032
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.932	%(a)	02/25/34	6,035	5,554,695
Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1	1.352	%(a)	01/25/34	444	422,831
Specialty Underwriting & Residential Finance Trust, Series 2003-BC3, Class M1	1.127	%(a)	08/25/34	7,224	6,894,653
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.917	%(a)	02/25/35	1,736	1,637,204
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A1B	0.952	%(a)	10/25/35	832	749,787
Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2C	0.352	%(a)	12/25/36	392	386,973

Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2	0.832%(a)	01/25/33	258	251,137
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.152%(a)	10/25/33	9,772	9,199,231
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.857%(a)	03/25/34	14,910	13,639,955
Structured Asset Investment Loan Trust, Series 2004-4, Class A4	0.952%(a)	04/25/34	3,782	3,448,107
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.352%(a)	08/25/34	1,400	1,269,160
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.352%(a)	12/25/35	571	536,045
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	0.572%(a)	10/25/34	45	43,139
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 1A	0.452%(a)	04/25/34	4,080	3,912,148
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1	0.452%(a)	04/25/34	4,184	3,979,154

				535,919,092

TOTAL ASSET-BACKED SECURITIES (cost $1,355,514,465)				1,433,752,936

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.3%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378%	09/10/45	15,801	16,848,058
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.561%	04/10/49	8,550	9,372,893
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2	5.622%	04/10/49	314	317,270
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2FL, 144A	0.288%(a)	04/10/49	3,117	3,025,225
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%	02/10/51	546	545,247
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%	07/10/43	22,344	23,013,359
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736%	06/11/50	12,979	13,553,171
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class A, 144A	1.302%(a)	08/15/26	11,662	11,663,568
CD Mortgage Trust, Series 2006-CD2, Class A4	5.305%	01/15/46	15,305	16,257,139
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A3	5.431%	10/15/49	5,636	5,631,602
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199%	08/15/48	11,619	12,483,120
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%	08/15/48	3,347	3,584,845
COMM Mortgage Trust, Series 2013-CR12, Class A2	2.904%	10/10/46	3,500	3,610,631
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%	10/15/45	4,950	4,955,222
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	04/10/37	20,750	21,656,339
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%	03/10/39	10,291	10,468,415
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.609%	02/15/39	3,580	3,806,650
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%	04/15/37	26,495	27,217,996
GE Business Loan Trust, Series 2003-2A, Class A, 144A	0.522%(a)	11/15/31	3,167	3,017,492
GE Business Loan Trust, Series 2004-2A, Class A, 144A	0.372%(a)	12/15/32	3,931	3,794,694
GE Business Loan Trust, Series 2006-2A, Class A, 144A	0.332%(a)	11/15/34	6,829	6,421,227
GS Mortgage Securities Trust, Series 2006-GG6, Class A2	5.506%	04/10/38	14	14,131

GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	04/10/38	3,510	3,726,918
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%	11/10/39	37,086	40,377,568
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%	07/15/45	10,000	10,232,080
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2	1.677%	12/15/47	800	800,220
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	5.420%	01/12/43	1,199	1,215,602
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	5.434%	12/15/44	2,265	2,290,174
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4	5.481%	12/12/44	9,849	10,408,949
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.974%	06/15/49	2,338	2,336,249
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2FL	0.292%(a)	06/15/49	7,461	7,437,467
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A2, 144A	3.341%	07/15/46	10,000	10,435,710
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%	08/15/46	9,509	9,911,462
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-INN, Class A, 144A	1.552%	10/15/30	18,700	18,713,370
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.652%	02/12/39	4,895	5,194,458
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A2FL	0.273%(a)	12/12/49	5,015	5,004,019
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%	12/12/49	7,000	7,566,622
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%	03/12/51	743	744,716
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2FL, 144A	0.295%(a)	03/12/51	20,359	20,249,871
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class ASB	6.024%	08/12/49	1,121	1,138,076
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2	1.972%	08/15/45	24,000	24,424,320
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FL	0.312%(a)	04/15/49	8,850	8,737,158
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%	07/15/49	1,421	1,482,488
SCG Trust, Series 2013-SRP1, Class A, 144A	1.552%	11/15/26	9,000	9,015,354
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%	12/10/45	21,000	20,569,479
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.280%	12/15/44	1,315	1,388,555
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	5.418%	01/15/45	11,605	12,286,384
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	01/15/45	9,500	10,179,725
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.720%	05/15/43	11,625	12,653,231
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	07/15/45	26,630	28,906,938
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%	07/15/45	22,961	24,532,246
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%	10/15/48	9,020	9,845,013
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%	10/15/48	11,284	12,229,756
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	5.246%	12/15/43	547	547,722

Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%		05/15/46	17,005	18,930,051

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $558,311,860)					554,770,245

CORPORATE BONDS — 38.4%
Automotive — 3.7%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes	0.730	%(a)	10/07/16	7,000	7,055,846
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	0.609	%(a)	05/26/16	22,500	22,599,855
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	0.829	%(a)	01/09/15	11,700	11,739,090
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.250%		01/11/16	28,000	28,225,092
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	1.150%		09/15/15	15,000	15,079,395
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	0.676	%(a)	11/18/16	50,000	50,189,150

					134,888,428

Banking — 12.2%
American Express Credit Corp., Sr. Unsec’d. Notes	0.737	%(a)	07/29/16	15,300	15,396,390
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	1.334	%(a)	06/12/15	35,000	35,382,165
Bank of America Corp., Sr. Unsec’d. Notes	3.700%		09/01/15	30,000	31,126,290
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.300%		07/15/16	50,000	50,500,800
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	0.456	%(a)	10/23/15	15,000	15,042,330
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	0.700%		10/23/15	20,000	20,055,560
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.746	%(a)	07/15/16	25,000	25,111,225
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	0.748	%(a)	07/18/16	25,000	25,155,600
Citigroup, Inc., Sr. Unsec’d. Notes	2.250%		08/07/15	30,000	30,554,220
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.886	%(a)	10/15/15	25,000	25,130,625
PNC Bank NA, Sr. Unsec’d. Notes	0.538	%(a)	01/28/16	4,750	4,754,911
PNC Bank NA, Sr. Unsec’d. Notes	0.547	%(a)	04/29/16	20,000	20,018,340
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	0.453	%(a)	12/16/15	20,000	20,022,860
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	0.605	%(a)	03/08/16	26,000	26,081,406
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	25,000	25,533,075
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	0.416	%(a)	05/01/15	30,000	30,047,490
Wells Fargo & Co., Sr. Unsec’d. Notes	1.155	%(a)	06/26/15	10,000	10,087,780
Wells Fargo & Co., Sr. Unsec’d. Notes	1.500%		07/01/15	30,000	30,331,860

					440,332,927

Brokerage — 0.4%
BlackRock, Inc., Sr. Unsec’d. Notes	1.375%		06/01/15	7,200	7,268,962
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(b)	3.000%		05/25/10	50,000	9,062,500

					16,331,462

Cable — 1.0%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	0.763	%(a)	04/15/16	35,000	35,129,325

Capital Goods — 1.8%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	1.375%		05/20/14	25,000	25,011,100
John Deere Capital Corp., Unsec’d. Notes	0.750%		01/22/16	20,000	20,106,320
United Technologies Corp., Sr. Unsec’d. Notes	0.736	%(a)	06/01/15	20,000	20,099,860

					65,217,280

Chemicals — 0.5%
Ecolab, Inc., Sr. Unsec’d. Notes	2.375%	12/08/14	17,772	17,966,639

Electric — 0.8%
Georgia Power Co., Sr. Unsec’d. Notes	0.553%(a)	03/15/16	20,000	19,982,720
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.200%	06/01/15	10,000	10,058,850

				30,041,570

Energy - Integrated — 0.8%
Chevron Corp., Sr. Unsec’d. Notes	0.889%	06/24/16	8,700	8,753,601
Total Capital Canada Ltd. (France), Gtd. Notes	0.606%(a)	01/15/16	20,000	20,121,320

				28,874,921

Foods — 2.5%
General Mills, Inc., Sr. Unsec’d. Notes	0.527%(a)	01/29/16	25,000	25,030,200
Kellogg Co., Sr. Unsec’d. Notes	0.467%(a)	02/13/15	23,000	23,021,643
PepsiCo, Inc., Sr. Notes	0.444%(a)	02/26/16	20,000	20,022,040
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	1.850%	01/15/15	23,000	23,200,744

				91,274,627

Healthcare & Pharmaceutical — 2.7%
Baxter International, Inc., Sr. Unsec’d. Notes	0.406%(a)	12/11/14	5,000	5,003,520
Baxter International, Inc., Sr. Unsec’d. Notes	0.950%	06/01/16	10,000	10,062,000
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	0.700%	03/18/16	37,500	37,584,750
McKesson Corp., Sr. Unsec’d. Notes	0.950%	12/04/15	5,000	5,014,245
Merck & Co., Inc., Sr. Unsec’d. Notes	0.426%(a)	05/18/16	40,000	40,104,600

				97,769,115

Insurance — 1.9%
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	0.607%(a)	04/10/17	35,000	34,979,980
New York Life Global Funding, Sr. Sec’d. Notes, 144A	3.000%	05/04/15	13,025	13,328,990
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.604%(a)	05/27/16	20,000	20,074,520

				68,383,490

Lodging — 0.5%
Carnival Corp., Gtd. Notes	1.200%	02/05/16	17,000	17,100,640

Metals — 0.8%
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	30,000	30,369,390

Non-Captive Finance — 1.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.830%(a)	01/08/16	20,000	20,133,080
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	1.000%	01/08/16	25,000	25,167,100
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	1.034%(a)	12/29/14	1,000	1,001,033

				46,301,213

Oil & Gas Equipment & Services — 1.3%
Cameron International Corp., Sr. Unsec’d. Notes	1.150%	12/15/16	12,000	12,000,504
Devon Energy Corp., Sr. Unsec’d. Notes	0.683%(a)	12/15/15	35,000	35,090,440

				47,090,944

Pipelines & Other — 0.5%
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	0.750%	01/15/16	20,000	20,034,200

Retailers — 0.7%
CVS Caremark Corp., Sr. Unsec’d. Notes	1.200%	12/05/16	25,000	25,147,425

Technology — 2.3%
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.516%(a)	03/03/17	35,000	35,137,935
Hewlett-Packard Co., Sr. Unsec’d. Notes	0.633%(a)	05/30/14	8,250	8,251,477

Hewlett-Packard Co., Sr. Unsec’d. Notes	1.550%		05/30/14		10,000	10,006,020
International Business Machines Corp., Sr. Unsec’d. Notes	0.550%		02/06/15		30,000	30,079,320

						83,474,752

Telecommunications — 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	0.619	%(a)	02/12/16		37,000	37,101,528
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.763	%(a)	09/15/16		10,000	10,290,910
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16		30,000	31,048,530

						78,440,968

Tobacco — 0.6%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	1.400%		06/05/15		20,000	20,170,700

TOTAL CORPORATE BONDS (cost $1,423,787,600)						1,394,340,016

MUNICIPAL BONDS — 0.9%
California — 0.7%
University of California, Fltg. Rate Notes, Taxable, Series Y-1	0.732	%(a)	07/01/41		25,000	25,050,500

New York — 0.2%
Port Authority of New York & New Jersey, Rev. Bonds, 176th Series	0.500%		12/01/14		6,300	6,311,655

TOTAL MUNICIPAL BONDS (cost $31,298,881)						31,362,155

NON-CORPORATE FOREIGN AGENCY — 1.0%
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A (cost $36,275,000)	1.007	%(a)	04/10/17		36,275	36,254,396

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Notes (cost $10,181,172)	2.375%		02/28/15	(c)	10,000	10,189,060

					Shares
COMMON STOCK — 0.1%
Diversified Financial Services
Rescap Liquidating Trust* (cost $—)					192,055	2,919,236

TOTAL LONG-TERM INVESTMENTS (cost $3,415,368,978)						3,463,588,044

SHORT-TERM INVESTMENTS — 3.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,115,483)(d)					1,115,483	1,115,483

				Principal Amount (000)#
COMMERCIAL PAPER(e) — 2.1%
Centrica PLC, 144A	0.350%	06/04/14		30,000	29,993,100
Enbridge Energy, 144A	0.360%	07/15/14		11,000	10,993,510
Marsh McLennan Co., Inc., 144A	0.290%	05/14/14		10,000	9,999,200
Noble Corp., 144A	0.450%	07/07/14		25,000	24,987,000

TOTAL COMMERCIAL PAPER (cost $75,959,849)					75,972,810

TIME DEPOSITS — 1.4%
Camden Property Trust(f)	0.380%	05/16/14		25,000	25,000,000
ERP Operating Ltd. Partnership	0.380%	05/02/14		19,000	19,000,000
Kimco Realty Corp.(f)	0.380%	05/15/14		5,000	5,000,000

TOTAL TIME DEPOSITS (cost $49,000,000)					49,000,000

U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
Federal Home Loan Mortgage Corp. (cost $15,010,895)	0.350%	12/05/14	(c)	15,000	15,023,040

TOTAL SHORT-TERM INVESTMENTS (cost $141,086,227)					141,111,333

TOTAL INVESTMENTS — 99.5% (cost $3,556,455,205)(g)					3,604,699,377
Other assets in excess of liabilities(h) — 0.5%					16,715,876

NET ASSETS — 100.0%					$3,621,415,253

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CMBS	Collateralized Mortgage-Backed Security
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SLM	Student Loan Mortgage

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(b)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such securities may be post maturity.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(e)	Rates quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security or securities that have been deemed illiquid.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,556,455,205

Appreciation	104,634,918
Depreciation	(56,390,746)

Net Unrealized Appreciation	$48,244,172

The book basis may differ from tax basis due to certain tax related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at April 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
50,000	12/15/14	2.606%	3 month LIBOR(1)	$(1,243,883)	$461	$(1,244,344)	Barclays Capital Group
50,000	01/23/15	0.698%	3 month LIBOR(1)	(260,663)	—	(260,663)	Bank of Nova Scotia
40,000	02/03/15	0.575%	3 month LIBOR(1)	(135,644)	—	(135,644)	Bank of Nova Scotia
25,000	06/22/15	0.640%	3 month LIBOR(1)	(153,889)	—	(153,889)	Bank of Nova Scotia
30,000	08/02/15	0.484%	3 month LIBOR(1)	(89,916)	—	(89,916)	Bank of Nova Scotia
20,000	12/07/15	0.757%	3 month LIBOR(1)	(171,276)	—	(171,276)	Bank of Nova Scotia
25,000	02/01/16	0.588%	3 month LIBOR(1)	(89,682)	—	(89,682)	Royal Bank of Scotland Group PLC
25,000	03/04/16	0.505%	3 month LIBOR(1)	(27,458)	—	(27,458)	Bank of America
50,000	03/15/16	0.546%	3 month LIBOR(1)	(81,990)	—	(81,990)	Deutsche Bank AG
25,000	04/13/16	0.925%	3 month LIBOR(1)	(211,521)	—	(211,521)	Bank of Nova Scotia
10,000	05/10/16	0.860%	3 month LIBOR(1)	(100,463)	—	(100,463)	Bank of Nova Scotia
15,000	05/16/16	0.890%	3 month LIBOR(1)	(159,412)	—	(159,412)	Bank of Nova Scotia
5,000	05/22/16	0.909%	3 month LIBOR(1)	(54,459)	—	(54,459)	Bank of Nova Scotia
25,000	06/06/16	0.499%	3 month LIBOR(1)	(3,165)	—	(3,165)	Bank of Nova Scotia
20,000	07/29/16	0.680%	3 month LIBOR(1)	(57,053)	—	(57,053)	Bank of Nova Scotia
25,000	12/06/16	0.575%	3 month LIBOR(1)	93,882	—	93,882	Bank of Nova Scotia
8,400	06/15/17	2.880%	3 month LIBOR(1)	(569,965)	—	(569,965)	Barclays Capital Group
13,000	05/16/18	4.531%	3 month LIBOR(1)	(1,875,251)	—	(1,875,251)	Barclays Capital Group
20,000	02/18/20	4.762%	3 month LIBOR(1)	(3,269,998)	—	(3,269,998)	Royal Bank of Scotland Group PLC
20,000	06/01/20	1.235%	3 month LIBOR(1)	882,385	—	882,385	Bank of Nova Scotia

				$(7,579,421)	$461	$(7,579,882)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2014	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements outstanding at April 30, 2014:
35,000	11/13/15	0.453%	3 month LIBOR(1)	$—	$(47,691)	$(47,691)
25,000	12/15/15	2.938%	3 month LIBOR(1)	—	(1,030,926)	(1,030,926)
60,000	01/14/16	0.508%	3 month LIBOR(1)	—	(93,201)	(93,201)
25,000	04/28/16	0.557%	3 month LIBOR(1)	213	(14,947)	(15,160)
25,000	05/02/16	0.536%	3 month LIBOR(1)	212	(1,702)	(1,914)
40,000	07/15/16	0.800%	3 month LIBOR(1)	—	(159,845)	(159,845)
30,000	09/13/16	1.036%	3 month LIBOR(1)	285	(242,080)	(242,365)
20,000	11/13/16	0.598%	3 month LIBOR(1)	—	86,502	86,502
20,000	12/13/16	0.726%	3 month LIBOR(1)	200	41,009	40,809
15,000	03/04/17	0.828%	3 month LIBOR(1)	188	33,271	33,083
9,650	06/18/20	1.743%	3 month LIBOR(1)	—	194,363	194,363
10,000	12/15/20	3.855%	3 month LIBOR(1)	—	(1,042,812)	(1,042,812)

				$1,098	$(2,278,059)	$(2,279,157)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative investments subject to interest rate exposure as of April 30, 2014.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$897,833,844	$—
Residential Mortgage-Backed Securities	—	535,919,092	—
Commercial Mortgage-Backed Securities	—	554,770,245	—
Corporate Bonds	—	1,394,340,016	—
Municipal Bonds	—	31,362,155
Non-Corporate Foreign Agency	—	36,254,396	—
U.S. Treasury Obligation	—	10,189,060	—
Common Stock	2,919,236	—	—
Affiliated Money Market Mutual Fund	1,115,483	—	—
Commercial Paper	—	75,972,810	—
Time Deposits	—	49,000,000	—
U.S. Government Agency Obligation	—	15,023,040	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(9,859,039)	—

Total	$4,034,719	$3,590,805,619	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Money Market Fund’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as
Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Money Market Fund may invest up to 5% and the Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian, or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Prudential Core Short-Term Bond Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    June 19, 2014

*	Print the name and title of each signing officer under his or her signature.